Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Sales	$ 62,441	$ 68,275	$ 79,844
Cost of sales	56,653	63,538	67,309
Gross margin	5,788	4,737	12,535
Selling, general and administrative expenses	2,478	2,397	2,263
Operating income	3,310	2,340	10,272
Income from investments in associates, joint ventures and other investments	779	1,184	1,317
Impairment of investments in associates, joint ventures and other investments	0	(1,405)	0
Financing costs - net	(1,174)	(859)	(334)
Income before taxes	2,915	1,260	11,255
Income tax expense	1,535	238	1,717
Net income (including non-controlling interests)	1,380	1,022	9,538
Net income attributable to equity holders of the parent	1,339	919	9,302
Net income attributable to non-controlling interests	$ 41	$ 103	$ 236
Earnings per common share (in U.S. dollar)
Basic (USD per share)	$ 1.70	$ 1.09	$ 10.21
Diluted (USD per share)	$ 1.69	$ 1.09	$ 10.18
Weighted average common shares outstanding (in millions)
Basic (in shares)	788	842	911
Diluted (in shares)	791	845	914